STATEMENT OF COMPLIANCE AND ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
STATEMENT OF COMPLIANCE AND ACCOUNTING POLICIES
Useful lives for various asset classes
Buildings	15 - 20 years;
Production machinery and equipment	5 - 7 years;
Other assets	3 - 5 years.